As filed with the Securities and Exchange Commission on April 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedules of Investments.

WBI Tactical BA Fund
Schedule of Investments
February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 8.54%	Value
	Insurance Carriers and Related Activities - 4.36%
49,840	Progressive Corp.	$1,590,893
7,008	United Fire Group, Inc.	282,562
		1,873,455
	Professional, Scientific, and Technical Services - 4.18%
37,898	Insperity, Inc.	1,799,776

	TOTAL COMMON STOCKS (Cost $3,686,953)	3,673,231

	EXCHANGE-TRADED FUNDS - 27.44%
28,774	iShares 1-3 Year Credit Bond ETF	3,018,105
36,184	iShares 20+ Year Treasury Bond ETF	4,739,380
35,177	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,045,707

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,530,258)	11,803,192

Principal
Amount	CORPORATE BONDS - 14.96%	Value
	Accommodation - 0.74%
	Marriott International, Inc.
320,000	3.25%, 9/15/2022	319,982
	Ambulatory Health Care Services - 0.40%
	Laboratory Corp. of America Holdings
170,000	3.75%, 8/23/2022	173,390
	Broadcasting (Except Internet) - 1.22%
	Viacom, Inc.
522,000	3.50%, 4/1/2017	527,295
	Chemical Manufacturing - 1.14%
	Dow Chemical Co.
460,000	4.25%, 11/15/2020	491,654
	Credit Intermediation and Related Activities - 1.49%
	American Express Credit Corp.
150,000	2.80%, 9/19/2016	151,518
	JPMorgan Chase & Co.
450,000	4.50%, 1/24/2022	488,421
		639,939
	Health and Personal Care Stores - 0.34%
	Express Scripts, Inc.
148,000	3.125%, 5/15/2016	148,622
	Insurance Carriers and Related Activities - 1.01%
	Wellpoint, Inc.
440,000	3.125%, 5/15/2022	433,718
	Machinery Manufacturing - 1.07%
	Kennametal, Inc.
490,000	2.65%, 11/1/2019	459,799
	Mining (except Oil and Gas) - 1.29%
	Potash Corporation of Saskatchewan, Inc.
543,000	3.25%, 12/1/2017	553,883
	Miscellaneous Manufacturing - 0.23%
	Zimmer Holdings, Inc.

90,000	4.625%, 11/30/2019	97,109
	Miscellaneous Store Retailers - 1.58%
	Staples, Inc.
680,000	2.75%, 1/12/2018	680,047
	Professional, Scientific, and Technical Services - 1.54%
	Amgen, Inc.
656,000	2.125%, 5/15/2017	661,734
	Publishing Industries (Except Internet) - 2.01%
	Symantec Corp.
660,000	2.75%, 6/15/2017	659,842
	Thomson Reuters Corp.
193,000	3.95%, 9/30/2021	203,037
		862,879
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.90%
	Prudential Financial, Inc.
384,000	3.00%, 5/12/2016	385,456

	TOTAL CORPORATE BONDS (Cost $6,488,876)	6,435,507

Shares	PURCHASED OPTIONS - 0.08%	Value
	Call Options - 0.08%
37	S&P 500 Index
	Expiration: April 2016, Exercise Price: $2,025.00	35,890

	TOTAL PURCHASED OPTIONS (Cost $72,581)	35,890

	SHORT-TERM INVESTMENTS - 49.10%
21,123,760	Invesco STIT-Treasury Portfolio - Institutional Class, 0.23% (a)	21,123,760
	Total Short-Term Investments (Cost $21,123,760)	21,123,760

	TOTAL INVESTMENTS IN SECURITIES (Cost $42,902,428) - 100.12%	43,071,580
	Liabilities in Excess of Other Assets - (0.12)%	(51,011)
	NET ASSETS - 100.00%	$43,020,569

ETF	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of February 29, 2016.

WBI Tactical BP Fund
Schedule of Investments
February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 5.64%	Value
	Food and Beverage Stores - 3.53%
31,335	Kroger Co.	$1,250,580
	Management of Companies and Enterprises - 2.11%
8,802	Park National Corp.	749,842

	TOTAL COMMON STOCKS (Cost $1,920,043)	2,000,422

	EXCHANGE-TRADED FUNDS - 40.81%
33,180	Guggenheim BulletShares 2022 Corporate Bond ETF	679,858
12,732	iShares 1-3 Year Credit Bond ETF	1,335,460
31,087	iShares 20+ Year Treasury Bond ETF	4,071,775
9,287	iShares 3-7 Year Treasury Bond ETF	1,167,933
9,758	PIMCO Total Return Active ETF	1,016,686
82,751	PowerShares Financial Preferred Portfolio	1,529,239
151,563	PowerShares Preferred Portfolio	2,229,492
28,565	Vanguard Intermediate-Term Bond ETF	2,437,737

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,196,281)	14,468,180

	PURCHASED OPTIONS - 0.08%
	Call Options- 0.08%
30	S&P 500 Index
	Expiration: April 2016, Exercise Price: $2,025.00	29,100

	TOTAL PURCHASED OPTIONS (Cost $58,910)	29,100

	SHORT-TERM INVESTMENTS - 53.40%
18,934,490	Invesco STIT-Treasury Portfolio - Institutional Class, 0.23% (a)	18,934,490
	Total Short-Term Investments (Cost $18,934,490)	18,934,490

	TOTAL INVESTMENTS IN SECURITIES (Cost $35,109,724) - 99.93%	35,432,192
	Other Assets in Excess of Liabilities - 0.07%	25,053
	NET ASSETS - 100.00%	$35,457,245

ETF	Exchange-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of February 29, 2016.

WBI Tactical DI Fund
Schedule of Investments
February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 29.96%	Value
	Beverage and Tobacco Product Manufacturing - 0.96%
8,874	Coca Cola Amatil Ltd. - ADR	$53,333
	Computer and Electronic Product Manufacturing - 2.95%
17,837	Telefonaktiebolaget LM Ericsson - ADR	163,655
	Credit Intermediation and Related Activities - 7.72%
6,668	Chemical Financial Corp.	225,578
16,040	Fulton Financial Corp.	202,264
		427,842
	Electrical Equipment, Appliance, and Component Manufacturing - 4.10%
19,277	Schneider Electric SE - ADR	227,469
	Insurance Carriers and Related Activities - 4.52%
6,210	United Fire Group, Inc.	250,387
	Professional, Scientific, and Technical Services - 8.72%
5,227	Insperity, Inc.	248,230
4,674	Nielsen Holdings plc (a)	235,289
		483,519
	Real Estate - 0.99%
2,746	Sabra Health Care REIT, Inc.	54,687

	TOTAL COMMON STOCKS (Cost $1,610,551)	1,660,892

	EXCHANGE-TRADED FUNDS - 9.05%
3,829	iShares 20+ Year Treasury Bond ETF	501,522

	TOTAL EXCHANGE-TRADED FUNDS (Cost $470,596)	501,522

	PURCHASED OPTIONS - 0.07%
	Call Options - 0.07%
4	S&P 500 Index
	Expiration: April 2016, Exercise Price: $2,025.00	3,880

	TOTAL PURCHASED OPTIONS (Cost $7,892)	3,880

	SHORT-TERM INVESTMENTS - 66.67%
3,695,786	Invesco STIT-Treasury Portfolio - Institutional Class, 0.23% (b)	3,695,786
	Total Short-Term Investments (Cost $3,695,786)	3,695,786

	TOTAL INVESTMENTS IN SECURITIES (Cost $5,784,825) - 105.75%	5,862,080
	Liabilities in Excess of Other Assets - (5.75)%	(318,791)
	NET ASSETS - 100.00%	$5,543,289

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2016.

WBI Tactical DG Fund
Schedule of Investments
February 29, 2016 (Unaudited)

Shares	COMMON STOCKS - 40.10%	Value
	Clothing and Clothing Accessories Stores - 1.71%
7,940	Foot Locker, Inc.	$496,250
	Computer and Electronic Product Manufacturing - 8.18%
4,295	Northrop Grumman Corp.	825,585
20,140	ResMed, Inc.	1,146,167
43,924	Telefonaktiebolaget LM Ericsson - ADR	403,003
		2,374,755
	Credit Intermediation and Related Activities - 1.95%
16,743	Chemical Financial Corp.	566,416
	Electrical Equipment, Appliance, and Component Manufacturing - 1.28%
31,546	Schneider Electric SE - ADR	372,243
	Insurance Carriers and Related Activities - 7.66%
14,058	Progressive Corp.	448,731
12,837	United Fire Group, Inc.	517,588
10,543	UnitedHealth Group, Inc.	1,255,671
		2,221,990
	Merchant Wholesalers, Durable Goods - 0.97%
15,646	Cie Generale des Etablissements Michelin - ADR	281,315
	Miscellaneous Manufacturing - 4.09%
15,630	Hasbro, Inc.	1,185,848
	Professional, Scientific, and Technical Services - 3.52%
9,530	Insperity, Inc.	452,580
6,893	Pandora A/S - ADR	217,612
22,634	Publicis Groupe SA - ADR	350,374
		1,020,566
	Publishing Industries (except Internet) - 4.81%
19,803	MSCI, Inc.	1,396,508
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.37%
20,051	Nasdaq, Inc.	1,269,028
	Waste Management and Remediation Services - 1.56%
8,097	Waste Management, Inc.	452,217

	TOTAL COMMON STOCKS (Cost $11,316,409)	11,637,136

	EXCHANGE-TRADED FUNDS - 10.58%
15,721	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,808,072
23,600	SPDR Barclays International Treasury Bond ETF (a)	1,262,364

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,019,095)	3,070,436

	PURCHASED OPTIONS - 0.09%
	Call Options - 0.09%
26	S&P 500 Index
	Expiration: April 2016, Exercise Price: $2,025.00	25,220

	TOTAL PURCHASED OPTIONS (Cost $51,018)	25,220

	SHORT-TERM INVESTMENTS - 49.33%
14,313,929	Invesco STIT-Treasury Portfolio - Institutional Class, 0.23% (b)	14,313,929
	Total Short-Term Investments (Cost $14,313,929)	14,313,929

	TOTAL INVESTMENTS IN SECURITIES (Cost $28,700,451) - 100.10%	29,046,721
	Liabilities in Excess of Other Assets - (0.10)%	(29,317)
	NET ASSETS - 100.00%	$29,017,404

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of February 29, 2016.

WBI Funds
Notes to the Schedule of Investments
February 29, 2016 (Unaudited)

Note 1 – Securities Valuation

The WBI Tactical BA Fund, the WBI Tactical BP Fund, the WBI Tactical DG Fund, and the WBI Tactical DI Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm, EST).
Equity securities including common stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded they are categorized in level 1 of the fair value hierarchy.
Debt securities, such as corporate bonds, municipal bonds, and U.S. Government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be categorized in level 2 of the fair value hierarchy.
Exchange-traded options are valued using the composite pricing using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Exchange-traded options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy. Investments in open-end mutual funds, included money market funds are categorized in level 1 of the fair value hierarchy.
The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 29, 2016:

WBI Tactical BA Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$1,873,455	$-	$-	$1,873,455
Professional, Scientific, and Technical Services	1,799,776	-	-	1,799,776
Total Common Stocks	3,673,231	-	-	3,673,231
Exchange-Traded Funds	11,803,192	-	-	11,803,192
Corporate Bonds
Accommodation and Food Services	-	319,982	-	319,982
Finance and Insurance	-	1,459,114	-	1,459,114
Health Care and Social Assistance	-	173,390	-	173,390
Information	-	1,390,173	-	1,390,173
Manufacturing	-	1,048,562	-	1,048,562
Mining, Quarrying, and Oil and Gas Extraction	-	553,883	-	553,883
Professional, Scientific, and Technical Services	-	661,734	-	661,734
Retail Trade	-	828,669	-	828,669
Total Corporate Bonds	-	6,435,507	-	6,435,507
Purchased Options	35,890	-	-	35,890
Short-Term Investments	21,123,760	-	-	21,123,760
Total Investments in Securities	$36,636,073	$6,435,507	$-	$43,071,580

WBI Tactical BP Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Management of Companies and Enterprises	$749,842	$-	$-	$749,842
Retail Trade	1,250,580	-	-	1,250,580
Total Common Stocks	2,000,422	-	-	2,000,422
Exchange-Traded Funds	14,468,180	-	-	14,468,180
Purchased Options	29,100	-	-	29,100
Short-Term Investments	18,934,490	-	-	18,934,490
Total Investments in Securities	$35,432,192	$-	$-	$35,432,192

WBI Tactical DI Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$678,230	$-	$-	$678,230
Manufacturing	444,456	-	-	444,456
Professional, Scientific, and Technical Services	483,519	-	-	483,519
Retail Estate	54,687	-	-	54,687
Total Common Stocks	1,660,892	-	-	1,660,892
Exchange-Traded Funds	501,522	-	-	501,522
Purchased Options	3,880	-	-	3,880
Short-Term Investments	3,695,786	-	-	3,695,786
Total Investments in Securities	$5,862,080	$-	$-	$5,862,080

WBI Tactical DG Fund
Assets:	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$452,217	$-	$-	$452,217
Finance and Insurance	4,057,434	-	-	4,057,434
Information	1,396,508	-	-	1,396,508
Manufacturing	3,932,846	-	-	3,932,846
Professional, Scientific, and Technical Services	1,020,566	-	-	1,020,566
Retail Trade	496,250	-	-	496,250
Wholesale Trade	281,315	-	-	281,315
Total Common Stocks	11,637,136	-	-	11,637,136
Exchange-Traded Funds	3,070,436	-	-	3,070,436
Purchased Options	25,220	-	-	25,220
Short-Term Investments	14,313,929	-	-	14,313,929
Total Investments in Securities	$29,046,721	$-	$-	$29,046,721

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at February 29, 2016, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended February 29, 2016.

Note 2 – Derivative Transactions
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Funds to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Funds may also purchase put options to provide protection against adverse price effects from changes in prices of securities. In addition, the Funds enter into written put options to hedge against changes in the value of purchased put options.
The Funds may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Funds have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Funds have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
When purchasing options, the Funds will recognize a realized loss equal to the premium paid to purchase the option if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Funds have a realized gain or loss.
The average monthly market values of purchased and written options during the period ended February 29, 2016, is as follows:

	Purchased Options	Written Options
WBI Tactical BA Fund	$11,963	$ -
WBI Tactical BP Fund	9,700	-
WBI Tactical DI Fund	1,293	-
WBI Tactical DG Fund	8,407	-

Values of Derivative Instruments as of February 29, 2016 was as follows:

WBI Tactical BA Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$35,890	Options Written, at fair value	$ -
	Total	$35,890	Total	$ -

WBI Tactical BP Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$29,100	Options Written, at fair value	$ -
	Total	$29,100	Total	$ -

WBI Tactical DI Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$3,880	Options Written, at fair value	$ -
	Total	$3,880	Total	$ -

WBI Tactical DG Fund	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$25,220	Options Written, at fair value	$ -
	Total	$25,220	Total	$ -

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

WBI Tactical BA Fund
Cost of investments	$42,919,012
Gross unrealized appreciation	$353,561
Gross unrealized depreciation	(200,993)
Net unrealized appreciation	$152,568

WBI Tactical BP Fund
Cost of investments	$35,112,142
Gross unrealized appreciation	$441,235
Gross unrealized depreciation	(121,185)
Net unrealized appreciation	$320,050

WBI Tactical DI Fund
Cost of investments	$5,787,732
Gross unrealized appreciation	$96,193
Gross unrealized depreciation	(21,845)
Net unrealized appreciation	$74,348

WBI Tactical DG Fund
Cost of investments	$28,704,624
Gross unrealized appreciation	$487,728
Gross unrealized depreciation	(145,631)
Net unrealized appreciation	$342,097

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Underlying Investment in Other Investment Companies

As of February 29, 2016, the WBI Tactical BA Fund, WBI Tactical BP Fund, WBI Tactical DI Fund and WBI Tactical DG Fund currently invest 49.10%, 53.40%, 66.67%, and 49.33%, respectively, of their net assets in Invesco STIT - Treasury Portfolio – Institutional Class.  The investment of each Fund in Invesco STIT - Treasury Portfolio – Institutional Class, represents less than 0.5% of Invesco STIT - Treasury Portfolio – Institutional Class net assets, which was approximately $12.9 billion at February 29, 2016.  If the Advisor determines that it is in the best interest of the Funds and their shareholders, it may redeem its investment.

The performance of the Funds may be directly affected by the performance of the Invesco STIT - Treasury  Portfolio – Institutional Class.  The investment strategy of Invesco STIT - Treasury  Portfolio – Institutional Class:  investing at least 80% of assets in U.S. Government securities; primarily investing in high quality U.S. dollar-denominated short-term debt obligations including  municipal securities, tax-exempt commercial paper, and cash equivalents; generally maintaining a dollar-weighted average maturity of 60 days or less.  The net expense ratio per the August 31, 2015 Annual Report of Invesco STIT - Treasury Portfolio – Institutional Class was 0.07%.  The financial statements of the The investment strategy of Invesco STIT - Treasury  Portfolio – Institutional Class can be found at Invesco website www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds' financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/20/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/20/2016

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  4/20/2016

* Print the name and title of each signing officer under his or her signature.